CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Lasers and other products	$ 160,220	$ 132,568	$ 49,429
Product-related services	68,101	56,960	5,297
Total revenues	228,321	189,528	54,726
Cost of revenues:
Lasers and other products	76,003	65,873	16,401
Product-related services	37,469	32,758	2,502
Total cost of revenues	113,472	98,631	18,903
Gross profit	114,849	90,897	35,823
Operating expenses, net:
Research and development	28,334	26,837	13,220
Selling and marketing	69,433	65,897	34,156
General and administrative	33,730	36,103	16,478
Other expenses (income), net	32,208	(4,538)	(3,975)
Total operating expenses, net	163,705	124,299	59,879
Operating loss	(48,856)	(33,402)	(24,056)
Financial income, net	1,015	717	2,097
Other income	35	240	562
Loss before taxes on income (tax benefit)	(47,806)	(32,445)	(21,397)
Taxes on income (tax benefit)	3,944	(5,110)	3,240
Consolidated net loss	(51,750)	(27,335)	(24,637)
Net loss attributable to non-controlling interests	955	1,909	1,050
Net loss attributable to Syneron Medical Ltd.'s shareholders	$ (50,795)	$ (25,426)	$ (23,587)
Net loss per share:
Basic and diluted net loss per share attributable to Syneron Medical Ltd.'s shareholders	$ (1.44)	$ (0.74)	$ (0.86)
Weighted average number of shares used in per share calculations (in thousands):
Basic and diluted	35,158	34,369	27,526